Impairment test	12 Months Ended
Dec. 31, 2025
Impairment Test [Abstract]
Impairment test
7	Impairment test

At each reporting date, the Group reviews the carrying amount of its operating assets and assesses them for impairment, or impairment reversal, when indications exist. For the purpose of IAS 36, the Group concluded that its operating assets are grouped into two cash-generating units (CGUs), Container shipping services and Vehicle shipping services.

(a)	Impairment test as of December 31, 2025:

Further to the volatile market terms, as also mentioned in Note 1(ii), the Group tested both of its CGUs for impairment as of December 31, 2025.

The Group estimated the recoverable amount of its CGUs on the basis of value-in-use, using the discounted cash flow (DCF) method.

The Group’s projections were estimated for the period ended on December 31, 2030 and a representative terminal year intended to reflect a long-term steady state. The key assumptions regarding both CGUs are set forth below:

•	Detailed cash flows for the abovementioned period, based upon the Group’s business plans.

•	Freight rates: expected to be further affected by industry’s supply and demand dynamics, as well as by macroeconomic trends and uncertainties.

•	Containerized carried volume: expected to increase over the projected period, in accordance with the Group’s fleet structure and business plans.

•	Bunkering costs: according to the future price curves of fuel and liquefied natural gas (LNG).

•	Charter hire rates: according to contractual rates for committed chartering periods as of the assessment date, and estimated market rates for future renewals.

•	Post tax discounting rate of 11.0% for the Container shipping services CGU and 9.0% for Vehicle shipping services CGU.

•	Long-term nominal growth rate of 2.5%.

•	Tax payments in accordance with the Company’s corporate tax rate of 23%.

Impairment test results:

The impairment test for the CGU of the Vehicle shipping services resulted with no impairment to be recorded, as its recoverable amount exceeded its carrying amount.

The impairment test for the CGU of the Container shipping services resulted with a partial impairment reversal in a total amount of US$ 137.0 million, which was allocated to the related assets, based on their carrying amount.

The impairment reversal as of December 31, 2025 was allocated to the impaired assets as follows:

	US $ in millions	Income statement line item
Vessels (*)	96.7	Impairment reversal (loss) of assets
Containers and handling equipment (*)	27.9	Impairment reversal (loss) of assets
Other tangible assets (*)	12.4	Impairment reversal (loss) of assets
	137.0

(*) Comprised of owned and right-of-use assets.

The Group believes that the assumptions used in its analysis are reasonable and appropriate, considering past experience and current market trends and expectations. However, by nature, such assumptions are subject to significant uncertainties and there can be no assurance that the Group’s assumptions will materialize, or whether freight rates, charter rates and bunker costs will increase or decrease by any significant degree.

(b)	Impairment test as of September 30, 2024:

Further to the volatile market terms that prevailed during the first nine months of 2024, which mostly affected the Group’s Container shipping services, the Group tested the carrying amount of its Container shipping services CGU for impairment loss (or reversal) as of September 30, 2024, and concluded that no material adjustment to the CGU’s assets carrying amount was required.

Consistent with its previous analysis (as of September 30, 2023, see section (c) below), the Group estimated the recoverable amount of its CGU on the basis of value-in-use, using the discounted cash flow (DCF) method and applying similar estimation methods for updated assumptions, including in respect of freight rates, carried volume, charter hire rates and bunkering costs.

The Group’s projections were estimated for the period ended on June 30, 2029 and a representative terminal year intended to reflect a long-term steady state, considering a post-tax discount rate of 12.5% and a long-term nominal growth rate of 2.5%.

(c)	Impairment test as of September 30, 2023:

Further to the volatile market terms that prevailed during the first nine months of 2023, as well as the prolonging decrease in its market capitalization value at that time, the Group tested both of its CGUs for impairment as of September 30, 2023.

The Group estimated the recoverable amount of its CGUs on the basis of value-in-use, using the discounted cash flow (DCF) method.

The Group’s projections were estimated for the period ended on June 30, 2028 and a representative terminal year intended to reflect a long-term steady state.

Impairment test results:

The impairment test for the CGU of the Vehicle shipping services resulted with no impairment to be recorded, as its recoverable amount exceeded its carrying amount.

The impairment test for the CGU of the Container shipping services resulted with an impairment loss in a total amount of US$ 2,063.4 million, which was allocated to the related assets, based on their carrying amount and limited to their individual estimated fair value, net of disposal costs.

Fair value of individual assets was estimated using several methods. Right of use assets of vessels and containers were estimated based on the cashflow approach, considering estimated lease and discounting rates. The market approach and the cost approach were used to estimate owned vessels and containers, as well as intangibles and other tangible assets.

The impairment loss as of September 30, 2023 was allocated as detailed below:

	US $ in millions	Income statement line item
Vessels (*)	1,598.7	Impairment reversal (loss) of assets
Containers and handling equipment (*)	391.8	Impairment reversal (loss) of assets
Other tangible assets (*)	63.8	Impairment reversal (loss) of assets / Other operating expenses (**)
Goodwill	9.1	Impairment reversal (loss) of assets
	2,063.4

(*) Comprised of owned and right-of-use assets.

(**) Impairment loss in the amount of US$ 28.5 million was included in Other operating expenses.